GRANTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - CAD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Aug. 31, 2022	Jan. 31, 2022	Mar. 31, 2021	Feb. 29, 2020	Aug. 31, 2019	Dec. 31, 2022	Apr. 30, 2020	Mar. 31, 2020
GRANTS
Deferred grants								$ 213
Grant receivable						$ 542
Sustainable Development Technology Canada Agreement1 [Member]
GRANTS
Government grants secured				$ 4,250	$ 4,250
Additional grant receivables			$ 223
Amount of payments received				$ 2,000		857
Increase in initial commitment (in percent)				5.00%
Deferred grants				$ 213		425
Sustainable Development Technology Canada Agreement 2 [Member]
GRANTS
Government grants secured	$ 5,750
Amount of payments received	$ 1,849
Grant receivable						862
Transition Energetique Quebec [Member]
GRANTS
Additional grant receivables		$ 3,000
Deferred grants						700	$ 3,000
Grant receivable						750
Transition Energetique Quebec [Member] | Saint-Michel-des-Saints [Member]
GRANTS
Grant receivable						$ 1,378